Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Analysis of the Net Liability and Net Period Cost for Employee Benefit
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2019		2020
Mexico	Ps.	116,537,660	Ps.	129,260,355
Puerto Rico		13,228,592		14,924,874
Brazil		9,503,738		8,913,548
Europe		12,827,318		14,392,445
Ecuador		409,750		488,161
El Salvador				154,422
Nicaragua				61,337
Honduras				35,060

Total	Ps.	152,507,058	Ps.	168,230,202

	For the year ended December 31
	2018		2019		2020
Mexico	Ps.	12,046,208	Ps.	12,788,464	Ps.	14,911,208
Puerto Rico		686,067		747,755		664,046
Brazil		579,432		511,964		722,412
Europe		619,039		2,526,957		1,701,424
Ecuador		58,354		34,425		67,402
El Salvador						15,751
Nicaragua						3,711

		13,989,100	Ps.	16,609,565	Ps.	18,085,954

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2019								2020
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability		DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Mexico	Ps.	280,602,176	Ps.	(164,910,346)	Ps.		Ps.	115,691,830	Ps.	278,434,302	Ps.	(150,090,481)	Ps.		Ps.	128,343,821
Puerto Rico		35,803,893		(22,575,301)				13,228,592		40,240,193		(25,315,319)				14,924,874
Brazil		21,412,097		(18,815,174)		4,428,021		7,024,944		18,568,932		(16,143,783)		3,393,640		5,818,789
Europe		4,538,543						4,538,543		5,490,873						5,490,873

Total	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services

	At December 31, 2018
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	329,113,625	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,944,581
Current service cost		3,322,813						3,322,813
Interest cost on projected benefit obligation		30,185,257						30,185,257
Expected return on plan assets				(20,804,104)				(20,804,104)
Changes in the asset ceiling during the period and others						587,373		587,373
Past service costs and other				157,765				157,765
Actuarial gain for changes in experience		(7,222)						(7,222)
Actuarial loss from changes in demographic assumptions		134,625						134,625
Actuarial gain from changes in financial assumptions		(24,890)						(24,890)

Net period cost	Ps.	33,610,583	Ps.	(20,646,339)	Ps.	587,373	Ps.	13,551,617
Actuarial gain for changes in experience		(21,283,470)						(21,283,470)
Actuarial loss from changes in demographic assumptions		68,482						68,482
Actuarial gain from changes in financial assumptions		(1,246,539)						(1,246,539)
Changes in the asset ceiling during the period and others						(1,055,409)		(1,055,409)
Return on plan assets greater than discount rate (shortfall)				23,503,296				23,503,296

Recognized in other comprehensive income	Ps.	(22,461,527)	Ps.	23,503,296	Ps.	(1,055,409)	Ps.	(13,640)
Contributions made by plan participants		173,722		(173,722)				—
Contributions to the pension plan made by the Company				(1,565,792)				(1,565,792)
Benefits paid		(19,546,541)		19,546,541				—
Payments to employees		(10,651,938)						(10,651,938)
Effect of translation		(3,535,477)		3,353,498		(963,981)		(1,145,960)

Others	Ps.	(33,560,234)	Ps.	21,160,525	Ps.	(963,981)	Ps.	(13,363,690)
Balance at the end of the year		306,702,447		(203,671,122)		5,087,543		108,118,868
Less short-term portion		(212,141)						(212,141)

Non-current obligation	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

	At December 31, 2019
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	306,702,447	Ps.	(203,671,122)		5,087,543	Ps.	108,118,868
Current service cost		2,591,975						2,591,975
Interest cost on projected benefit obligation		31,001,348						31,001,348
Expected return on plan assets				(20,070,037)				(20,070,037)
Changes in the asset ceiling during the period and others						445,743		445,743
Past service costs and others				144,481				144,481
Actuarial gain for changes in experience		(22,599)						(22,599)
Actuarial gain from changes in demographic assumptions		(129)						(129)
Actuarial loss from changes in financial assumptions		36,163						36,163

Net period cost	Ps.	33,606,758	Ps.	(19,925,556)	Ps.	445,743	Ps.	14,126,945
Actuarial loss for changes in experience		31,606,323						31,606,323
Actuarial gain from changes in demographic assumptions		(339,657)						(339,657)
Actuarial loss from changes in financial assumptions		7,207,072						7,207,072
Changes in the asset ceiling during the period and others						(712,064)		(712,064)
Return on plan assets greater than discount rate (shortfall)				423,514				423,514

Recognized in other comprehensive income	Ps.	38,473,738	Ps.	423,514	Ps.	(712,064)	Ps.	38,185,188
Contributions made by plan participants		155,188		(155,188)				—
Contributions to the pension plan made by the Company				(1,337,610)				(1,337,610)
Benefits paid		(15,836,928)		15,836,928				—
Payments to employees		(16,996,920)						(16,996,920)
Effect of translation		(3,534,509)		2,528,213		(393,201)		(1,399,497)

Others	Ps.	(36,213,169)	Ps.	16,872,343	Ps.	(393,201)	Ps.	(19,734,027)
Balance at the end of the year		342,569,774		(206,300,821)		4,428,021		140,696,974
Less short-term portion		(213,065)						(213,065)

Non-current obligation	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909

	At December 31, 2020
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	342,569,774	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,696,974
Current service cost		2,810,584						2,810,584
Interest cost on projected benefit obligation		30,482,173						30,482,173
Expected return on plan assets				(17,655,119)				(17, 655,119)
Changes in the asset ceiling during the period and others						278,639		278,639
Past service costs and other				148,253				148,253
Actuarial gain for changes in experience		(8,945)						(8,945)
Actuarial gain from changes in demographic assumptions		(270)						(270)
Actuarial loss from changes in financial assumptions		20,219						20,219

Net period cost	Ps.	33,303,761	Ps.	(17,506,866)	Ps.	278,639	Ps.	16,075,534
Actuarial gain for changes in experience		(9,677)						(9,677)
Actuarial gain from changes in demographic assumptions		(103,987)						(103,987)
Actuarial loss from changes in financial assumptions		3,475,345						3,475,345
Changes in the asset ceiling during the period and others						(542,430)		(542,430)
Return on plan assets greater than discount rate (shortfall)				12,320,777				12,320,777
Actuarial loss from changes in demographic assumptions		(924,084)						(924,084)

Recognized in other comprehensive income	Ps.	2,437,597	Ps.	12320,777	Ps.	(542,430)	Ps.	14,215,944
Contributions made by plan participants		137,947		(137,947)				—
Contributions to the pension plan made by the Company				(1,882,654)				(1,882,654)
Benefits paid		(19,740,727)		19,740,727				—
Payments to employees		(14,426,720)						(14,426,720)
Effect of translation		(1,278,392)		2,217,201		(770,590)		168,219

Others	Ps.	(35,307,892)	Ps.	19,937,327	Ps.	(770,590)	Ps.	(16,141,155)
Balance at the end of the year		343,003,240		(191,549,583)		3,393,640		154,847,297
Less short-term portion		(268,940)						(268,940)

Non-current obligation	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

Schedule of Plan Assets Invested
Plan assets are invested in:
At December 31

	2019			2020
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	41%	—	64%	43%	—	68%
Debt instruments	58%	94%	36%	22%	95%	32%
Others	1%	6%	—	35%	5%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost

	2018				2019				2020
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
				1.25%,				0.75%,		6.48% &		0.25%,
				1.75% &				1.00% &				0.50% &
Discount rate and long- term rate return	4.45%	9.10%	11.81%	2.00%	3.23%	7.03%	10.50%	1.25%	2.34%	7.39%	10.04%	0.75%

				3.0.%,				3.00%,				3.00%,

				3.5% &				3.5% &				3.5% &

Rate of future salary increases	2.75%	4.00%	3.55%	4.40%	2.75%	3.80%	3.20%	4.40%	2.75%	3.25%	2.84%	4.10%

Percentage of increase in health care costs for the coming year	3.87%	10.50%			3.18%	10.30%			2.28%	9.96%

Year to which this level will be maintained	N/A	2029			N/A	2029			N/A	2031

Rate of increase of pensions				1.60%				1.60%				1.60%

Employee turnover rate*				0.0%-1.51%				0.00%-1.38%				0.00%-1.31%

*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

	-100 points		+100 points
Discount rate	Ps.	29,012,552	Ps.	(25,541,956)
Health care cost trend rat	Ps.	(665,934)	Ps.	781,238

Summary of Long-Term Direct Employee Benefits

	Balance at December 31, 2018		Effect of translation		Increase of the year	Applications		Balance at December 31, 2019
						Payments	Reversals
Long-term direct employee benefits	Ps.	8,111,778	Ps.	(518,180)	Ps.2,528,224	Ps.(1,946,055)	Ps. —	Ps.8,175,767

	Balance at December 31, 2019		Effect of translation		Increase of the year	Applications		Balance at December 31, 2020
						Payments	Reversals
Long-term direct employee benefits	Ps.	8,175,767	Ps.	1,256,880	Ps.1,729,392	Ps.(2,411,436)	Ps. —	Ps.8,750,603